UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akela Capital LLC

Address:  1001 Winstead Drive, Suite 455
          Cary, North Carolina 27513


13F File Number: 28-10861

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony B. Bosco
Title:  Managing Member
Phone:  (919) 678-9006


Signature, Place and Date of Signing:

/s/ Anthony B. Bosco           Cary, North Carolina              May 17, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $342,512
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                           Name

28-10862                                       Akela Capital Master Fund, Ltd.

FORM 13F INFORMATION TABLE
March 31, 2004



COLUMN 1                          COLUMN  2         COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8

NAME OF                           TITLE                          VALUE    SHRS OR     SH/  PUT/  INVESTMENT  OTHER      VOTING
ISSUER                            OF CLASS          CUSIP       (X$1000)  PRN AMT     PRN  CALL  DISCRETION  MANAGERS   AUTHORITY
------                            --------          -----       --------  -------     ---- ----  ----------  --------   ---------
AMERADA HESS CORP                 PFD CV ACES 7%    023551401     7,597      120,000  SH         SOLE        1          SOLE
ANIXTER INTL INC                  NOTE 7/0          035290AF2     4,636   10,000,000  PRN        SOLE        1          SOLE
ARCH COAL INC                     PFD CV 5% PERP    039380209    20,467      240,000  SH         SOLE        1          SOLE
BARNES & NOBLE INC                NOTE 5.250% 3/1   067774AD1     6,364    6,000,000  PRN        SOLE        1          SOLE
BRISTOL MYERS SQUIBB CO           DBCV 9/1          110122AM0    12,140   12,000,000  PRN        SOLE        1          SOLE
COMCAST HOLDINGS CORP             ZONES CV2% PCS    200300507    18,714      466,100  SH         SOLE        1          SOLE
DELTA AIRLINES INC DEL            NOTE 8.000% 6/0   247361YP7     1,469    2,000,000  PRN        SOLE        1          SOLE
DELTA AIRLINES INC DEL            NOTE 2.875% 2/1   247361YR3     6,338    8,000,000  PRN        SOLE        1          SOLE
E TRADE FINANCIAL CORP            NOTE 6.750% 5/1   269246AD6     8,734    7,000,000  PRN        SOLE        1          SOLE
EL PASO CORP                      DBCV 2/2          28336LAC3     7,013   15,000,000  PRN        SOLE        1          SOLE
FLUOR CORP NEW                    NOTE 1.500% 2/1   343412AA0     5,050    5,000,000  PRN        SOLE        1          SOLE
FORD MTR CO CAP TR II             PFD TR CV6.5%     345395206    26,404      500,000  SH         SOLE        1          SOLE
GENERAL MTRS CORP                 DEB SR CV C 33    370442717    36,672    1,200,000  SH         SOLE        1          SOLE
HCC INS HLDGS INC                 NOTE 2.000% 9/0   404132AA0     9,120    8,000,000  PRN        SOLE        1          SOLE
HUTCHINSON TECHNOLOGY INC         NOTE 2.250% 3/1   448407AE6     8,968    7,500,000  PRN        SOLE        1          SOLE
INTERPUBLIC GROUP COS INC         PFD CONV SER A    460690308     6,857      120,000  SH         SOLE        1          SOLE
INVITROGEN CORP                   NOTE 2.250% 12/1  46185RAD2     8,637    8,000,000  PRN        SOLE        1          SOLE
LIBERTY MEDIA CORP                DEB 3.750% 2/1    530715AL5    14,019   20,000,000  PRN        SOLE        1          SOLE
LUCENT TECHNOLOGIES INC           DBCV 2.750% 6/1   549463AH0    31,408   20,000,000  PRN        SOLE        1          SOLE
MASSEY ENERGY CO                  NOTE 4.750% 5/1   576203AB9     8,678    6,000,000  PRN        SOLE        1          SOLE
MEDTRONIC INC                     DBCV 1.250% 9/1   585055AB2    10,338   10,000,000  PRN        SOLE        1          SOLE
NCO GROUP INC                     NOTE 4.750% 4/1   628858AB8     5,747    5,600,000  PRN        SOLE        1          SOLE
NORTEL NETWORKS CORP NEW          NOTE 4.250% 9/0   656568AB8    15,277   15,000,000  PRN        SOLE        1          SOLE
PRG-SCHULTZ INTERNATIONAL IN      NOTE 4.750% 11/2  69357CAA5     6,576    7,000,000  PRN        SOLE        1          SOLE
PROVIDIAN FINL CORP               NOTE 2/1          74406AAB8     4,343    8,750,000  PRN        SOLE        1          SOLE
SELECTIVE INS GROUP INC           NOTE 1.616% 9/2   816300AB3     2,559    5,000,000  PRN        SOLE        1          SOLE
SEPRACOR INC                      SDCV 5.000% 2/1   817315AL8     8,157    8,000,000  PRN        SOLE        1          SOLE
SILICON GRAPHICS INC              NOTE 6.500% 6/0   827056AE2     6,341    3,000,000  PRN        SOLE        1          SOLE
SILICON VY BANCSHARES             NOTE 6/1          827064AC0     4,493    4,000,000  PRN        SOLE        1          SOLE
SOLECTRON CORP                    COM               834182107     2,433      440,000  SH         SOLE        1          SOLE
STARWOOD HOTELS & RESORTS WRLD    NOTE 3.500% 5/1   85590AAJ3     2,133    2,000,000  PRN        SOLE        1          SOLE
3M CO                             NOTE 11/2         88579YAB7    11,438   12,500,000  PRN        SOLE        1          SOLE
VERITAS DGC INC                   FRNT 3/1          92343PAD9     9,860    8,500,000  PRN        SOLE        1          SOLE
WMS INDS INC                      NOTE 2.750% 7/1   929297AE9     3,532    2,000,000  PRN        SOLE        1          SOLE
                                                    Total:      342,512



03603.0001 #486208